Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total Assets	$ 1,642,995	$ 2,887,215
Liabilities
Derivative Liability	504
Total Liabilities	360,423	414,512
Warrant [Member]
Liabilities
Derivative Liability	359,919	410,660
Liabilities
Derivative Liability - Warrants		410,660
Accelerated Feature [Member]
Liabilities
Derivative Liability	504	3,852
Liabilities
Derivative Liability - Accelerated feature		3,852
US Treasury Securities [Member]
Assets
United States Treasury Bonds	1,642,995	2,887,215
Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets	1,642,995	2,887,215
Liabilities
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Liabilities
Derivative Liability
Liabilities
Derivative Liability - Warrants
Fair Value, Inputs, Level 1 [Member] | Accelerated Feature [Member]
Liabilities
Derivative Liability
Liabilities
Derivative Liability - Accelerated feature
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets
United States Treasury Bonds	1,642,995	2,887,215
Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Liabilities
Derivative Liability
Liabilities
Derivative Liability - Warrants
Fair Value, Inputs, Level 2 [Member] | Accelerated Feature [Member]
Liabilities
Derivative Liability
Liabilities
Derivative Liability - Accelerated feature
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets
United States Treasury Bonds
Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities	360,423	414,512
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Liabilities
Derivative Liability	359,919	410,660
Liabilities
Derivative Liability - Warrants		410,660
Fair Value, Inputs, Level 3 [Member] | Accelerated Feature [Member]
Liabilities
Derivative Liability	504	3,852
Liabilities
Derivative Liability - Accelerated feature		3,852
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets
United States Treasury Bonds